CONSOLIDATED BALANCE SHEETS (Parentheticals) $ in Thousands	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Accounts payable and accrued expenses | $	$ 18,158	$ 14,058
Accrued expenses and other current liabilities | $	$ 3,357	$ 3,120
Temporary Equity, No Par Value | (per share)	$ 0	$ 0
Temporary Equity, Shares Authorized	0	162,875
Temporary Equity, Shares Issued	0	162,101
Temporary Equity, Shares Outstanding	0	162,101
Common Stock, No Par Value | (per share)	$ 0	$ 0
Common Stock, Shares Authorized	300,000,000	5,902,275,000
Common Stock, Shares, Issued	150,456,501	21,761,400
Common Stock, Shares, Outstanding	150,456,501	21,761,400